Restructuring charges (Tables)	9 Months Ended
Sep. 30, 2011
Restructuring Charges
Restructuring charges recognized during the three and nine months ended September 30, 2011 comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(in thousands)

Restructuring charges	$4,815	$-	$9,817	$-

Details of the movement in restructuring provisions recognised
Details of the movement in the Q1 Restructuring Plan recognised during the nine months ended September 30, 2011 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,956	$1,046	$5,002

Cash payments	(3,175)	(168)	(3,343)
P,P&E write-off	-	(42)	(42)
Foreign exchange movement	(4)	(24)	(28)
Closing provision	$777	$812	$1,589

Details of the movement in the Q3 Restructuring Plan recognised during the three months ended September 30, 2011 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,881	$934	$4,815

Cash payments	(1,013)	-	(1,013)
Foreign exchange movement	(106)	-	(106)
Closing provision	$2,762	$934	$3,696